Summary of Significant Accounting Policies - Individual Customers Each Accounted for 10% or More of Total Reported Revenues (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Energy Transfer Equity, LP. and subsidiaries [Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	56.00%	85.00%	86.00%
Plains Marketing, L.P.[Member]
Entity Wide Revenue Major Customer [Line Items]
Individual customers each accounted for 10% or more of total reported revenues	11.00%